Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 041
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by Level within the fair value hierarchy, the Plan’s investment assets at fair value for the years ended December 31, 2025 and 2024, respectively:

	As of December 31, 2025
in thousands	Total	Level 1	Level 2	Level 3
Vulcan Materials Company Stock Fund	$101,823	$101,823	$0	$0
Mutual funds	133,306	133,306	0	0
Empower self-directed brokerage account	9,815	9,815	0	0
Other domestic equities	62	62	0	0
Investments in the fair value hierarchy	$245,006	$245,006	$0	$0
Interests in common/collective trust funds (at NAV)	1,333,469
Stable value fund (GIC at contract value)	57,407
Total investment assets	$1,635,882

	As of December 31, 2024
in thousands	Total	Level 1	Level 2	Level 3
Vulcan Materials Company Stock Fund	$106,706	$106,706	$0	$0
Mutual funds	99,467	99,467	0	0
Empower self-directed brokerage account	7,143	7,143	0	0
Other domestic equities	121	121	0	0
Investments in the fair value hierarchy	$213,437	$213,437	$0	$0
Interests in common/collective trust funds (at NAV)	1,134,141
Stable value fund (GIC at contract value)	60,068
Total investment assets	$1,407,646